CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands		Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 shares
Convertible Debt, Current	[1]	¥ 2,768,469	$ 398,742	¥ 0
Accounts payable		137,107	19,748	129,819
Deferred revenue		430,683	62,031	385,300
Advances from customers		56,152	8,088	55,086
Income taxes payable		140,754	20,273	107,403
Accrued liabilities and other current liabilities		1,066,038	153,541	681,889
Amounts due to related parties		91,245	13,142	24,917
Convertible Debt, Noncurrent	[2]	0	0	2,572,119
Deferred revenue		25,459	3,667	20,752
Deferred tax liabilities		¥ 8,058	$ 1,161	¥ 16,817
Class A common shares [Member]
Common shares, par value (in dollars per share) | $ / shares			$ 0.00001		$ 0.00001
Common shares, shares authorized | shares		10,000,000,000	10,000,000,000	10,000,000,000	10,000,000,000	10,000,000,000
Common shares, shares issued | shares		750,115,028	750,115,028	728,227,848	728,227,848	706,173,568
Common shares, shares outstanding | shares		750,115,028	750,115,028	728,227,848	728,227,848	706,173,568
Class B common shares [Member]
Common shares, par value (in dollars per share) | $ / shares			$ 0.00001		$ 0.00001
Common shares, shares authorized | shares		1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Common shares, shares issued | shares		359,557,976	359,557,976	369,557,976	369,557,976	427,352,696
Common shares, shares outstanding | shares		359,557,976	359,557,976	369,557,976	369,557,976	427,352,696
Variable interest entity [Member]
Convertible Debt, Current | $
Accounts payable		¥ 117,917		¥ 108,500
Deferred revenue		429,883		385,300
Advances from customers		56,108		45,189
Income taxes payable		112,779		80,978
Accrued liabilities and other current liabilities		988,911		579,760
Amounts due to related parties		91,245		23,684
Convertible Debt, Noncurrent | $
Deferred revenue		19,125		20,752
Deferred tax liabilities		¥ 4,777		¥ 12,592

[1]	Convertible bonds classified in current liabilities represent Convertible Senior Notes which may be redeemed within one year.
[2]	Effectively January 2016, ASU 2015-3 issued by FASB requires entities to present the issuance costs of bonds in the balance sheet as a direct deduction from the related bonds rather than assets. Accordingly, the Company retrospectively reclassified RMB25.3 million of issuance cost of bonds from other non-current assets into convertible bonds as of December 31, 2015.